Operations - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 7,191,821			¥ 10,172,584		¥ 7,523,108	$ 1,012,947
Time deposits	5,194,891			4,767,972			731,685
Restricted cash	50,000			14,803			7,042
Accounts receivable, net	1,573,900			1,328,584			221,679
Prepayments and other current assets	1,272,788			1,950,573			179,269
Short-term investments	2,653,065			4,623,452			373,676
Long-term investments, net	4,366,632			5,651,018			615,027
Other non-current assets	885,342			1,474,368			124,699
Total assets	33,159,067			41,830,570			4,670,357
Accounts payable	4,333,730			4,291,656			610,393
Salary and welfare payables	1,219,355			1,401,526			171,743
Taxes payable	345,250			316,244			48,627
Deferred revenue	2,954,088			2,819,323			416,075
Accrued liabilities and other payables	1,780,623			1,534,962			250,795
Other long-term payable	650,459			814,429			91,615
Total liabilities	18,754,800			26,590,983			2,641,558
Total Bilibili Inc's shareholders' deficit	14,391,900			15,237,828			2,027,057
Noncontrolling interests	12,367			1,759			1,742
Total shareholders' equity	14,404,267			15,239,587		21,716,066	2,028,799	¥ 7,782,204
Total liabilities and shareholders' equity	33,159,067			41,830,570			4,670,357
Total revenues	22,527,987		$ 3,173,001	21,899,167		19,383,684
Loss from non-operations	(5,064,187)		(713,275)	(8,357,944)		(6,429,074)
Loss before income tax expenses	(4,733,008)		(666,629)	(7,403,508)		(6,713,450)
Income tax	(78,705)		(11,085)	(104,145)		(95,289)
Net loss	(4,811,713)		(677,714)	(7,507,653)		(6,808,739)
Net loss/(profit) attributable to noncontrolling interests	(10,608)		(1,494)	10,640		19,511
Net loss attributable to the Bilibili Inc.'s shareholders	(4,822,321)		(679,208)	(7,497,013)		(6,789,228)
Net cash (used in)/provided by operating activities	266,600		37,553	(3,911,370)		(2,647,008)
Purchase of short-term investments	(13,547,650)		(1,908,147)	(70,578,711)		(71,748,847)
Maturities of short-term investments	16,328,255		2,299,787	81,698,532		60,524,888
Placements of time deposits	(9,961,925)		(1,403,108)	(10,245,026)		(10,697,444)
Maturities of time deposits	9,690,806		1,364,921	13,909,967		7,655,147
Net cash used in investing activities	1,762,148		248,193	10,609,218		(24,578,111)
Net cash provided by/(used in) financing activities	(5,074,685)		$ (714,754)	(4,354,919)		30,389,152
Assets of VIE's used to settle obligations of respective VIE's registered capital	501,800			494,100
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves	31,400			24,100
Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due from Group companies	790,574			1,594,920			111,350
Amounts due to the Group companies	14,896	[1]		108,307	[1]		$ 2,098
Consolidated VIEs without recourse to the primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,893,282			1,590,440
Time deposits	4,259			4,186
Restricted cash	50,000			0
Accounts receivable, net	800,158			619,927
Amount due from related parties	3,412			119,857
Prepayments and other current assets	477,430			883,903
Short-term investments	206,811			272,340
Long-term investments, net	1,633,932			1,852,740
Other non-current assets	5,216,774			5,852,315
Total assets	10,770,471			11,703,557
Accounts payable	3,320,121			3,452,192
Salary and welfare payables	310,062			343,786
Taxes payable	123,728			165,162
Short-term loan	600,000			400,000
Deferred revenue	2,116,463			2,138,539
Accrued liabilities and other payables	619,556			531,188
Amounts due to related parties	14,845			27,929
Other long-term payable	302,203			269,623
Total liabilities	20,038,653			19,744,179
Total Bilibili Inc's shareholders' deficit	(9,279,384)			(8,042,238)
Noncontrolling interests	11,202			1,616
Total shareholders' equity	(9,268,182)			(8,040,622)
Total liabilities and shareholders' equity	10,770,471			11,703,557
Total revenues	15,633,059			16,074,746		14,442,432
Total costs and expenses	(16,456,260)			(19,582,407)		(17,147,663)
Loss from non-operations	(263,022)			(268,584)		(163,146)
Loss before income tax expenses	(1,086,223)			(3,776,245)		(2,868,377)
Income tax	(31,321)			(89,660)		(38,997)
Net loss	(1,117,544)			(3,865,905)		(2,907,374)
Net loss/(profit) attributable to noncontrolling interests	(9,587)			9,088		10,367
Net loss attributable to the Bilibili Inc.'s shareholders	(1,127,131)			(3,856,817)		(2,897,007)
Net cash (used in)/provided by operating activities	1,890,381			913,694		(682,959)
Purchase of short-term investments	(1,126,000)			(7,335,115)		(12,610,305)
Maturities of short-term investments	1,126,500			7,970,552		12,954,425
Placements of time deposits	(5,701)			(1,270)		(39,318)
Maturities of time deposits	5,701			4,444		54,319
Other investing activities	(944,970)			(2,188,712)		(3,265,756)
Net cash used in investing activities	(944,470)			(1,550,101)		(2,906,635)
Other financing activities	92,265			0		300,000
Net cash provided by/(used in) financing activities	(603,605)			1,884,890		3,607,226
Consolidated VIEs without recourse to the primary beneficiary | Third-party
Variable Interest Entity [Line Items]
Total revenues	14,642,361			14,876,639		12,867,536
Total costs and expenses	(15,591,936)			(18,436,865)		(16,283,295)
Net cash (used in)/provided by operating activities	828,787			(2,339,697)		(1,729,079)
Consolidated VIEs without recourse to the primary beneficiary | Inter-company
Variable Interest Entity [Line Items]
Total revenues	990,698			1,198,107		1,574,896
Consolidated VIEs without recourse to the primary beneficiary | Inter-company | Consulting and services charges
Variable Interest Entity [Line Items]
Total costs and expenses	(581,599)			(726,875)		(593,272)
Consolidated VIEs without recourse to the primary beneficiary | Other inter-company
Variable Interest Entity [Line Items]
Total costs and expenses	(282,725)			(418,667)		(271,096)
Consolidated VIEs without recourse to the primary beneficiary | Group companies
Variable Interest Entity [Line Items]
Net cash (used in)/provided by operating activities	1,822,310			3,863,991		1,683,907
Investments and loans from/(to) Group companies	(695,870)			1,884,890		3,307,226
Consolidated VIEs without recourse to the primary beneficiary | Group companies | Consulting and services charges
Variable Interest Entity [Line Items]
Net cash (used in)/provided by operating activities	(760,716)			(610,600)		¥ (637,787)
Consolidated VIEs without recourse to the primary beneficiary | Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due from Group companies	484,413			507,849
Amounts due to the Group companies	¥ 12,631,675			¥ 12,415,760

[1]	The balances as of December 31, 2022 and 2023 mainly represent considerations related to long-term investments, which are non-trade in nature.